SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies Tables
Schedule of Fair value assumptions
Year Ended December 31,
2015
Dividend yield	0%
Expected volatility	53.1%
Risk-free interest	1.6%
Expected life	5.83 years
Early exercise multiple	4.0%